Long-Term Debt (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt [Line Items]
Borrowings under Guaranteed Investment Agreements	$ 77,817,000
Line of Credit Facility, Interest Rate Description	The interest rate on such revolving note is DTF +6.5% and DTF +7%. DTF is the primary measure of interest rates in Colombia.
Line of Credit Facility, Amount Outstanding	1,872,000	487,000
Interest Expense, Debt	7,886,000	5,513,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	17,833,000
Revolving Credit Facility One [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,300,000
Line of Credit Facility, Remaining Borrowing Capacity	463,000	25,000
Revolving Credit Facility Two [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,300,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 291,000	$ 112,000
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	10 years
Debt Instrument, Interest Rate, Effective Percentage	10.20%
Capital Leases Future Minimum Payments Present Value On Discount Rates	12.20%
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	6 months
Debt Instrument, Interest Rate, Effective Percentage	5.60%
Capital Leases Future Minimum Payments Present Value On Discount Rates	7.94%